Expense Example {- Fidelity Enduring Opportunities Fund} - 10.31 Fidelity Enduring Opportunities Fund Pro-04 - Fidelity Enduring Opportunities Fund - Fidelity Enduring Opportunities Fund	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 107
3 years	450
5 years	840
10 years	$ 1,935